Our financial performance by segment - Summary of performance of operating segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 54,041	$ 55,554	[1]	$ 63,495	[1]
Underlying EBITDA	23,892	26,272		37,720
Proceeds from disposal of property, plant and equipment	9	0		61
Consolidated sales revenue/Purchases of property, plant and equipment and intangible assets	$ 7,086	6,750		7,384
Percentage of capital expenditure	100.00%
Subsidiaries
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units	$ 20	50		44
Other operations
Disclosure of operating segments [Line Items]
Consolidated sales revenue	142	192		251
Underlying EBITDA	(578)	(205)		(86)
Capital expenditure	323	53		(13)
Share of equity accounted units
Disclosure of operating segments [Line Items]
Shares of equity accounted units	(3,016)	(2,850)		(3,073)
Central pension costs, share-based payments, insurance and derivatives
Disclosure of operating segments [Line Items]
Underlying EBITDA	168	377		110
Restructuring, project and one-off costs
Disclosure of operating segments [Line Items]
Underlying EBITDA	(190)	(173)		(80)
Central costs
Disclosure of operating segments [Line Items]
Underlying EBITDA	(990)	(766)		(613)
Central exploration and evaluation expenditures
Disclosure of operating segments [Line Items]
Underlying EBITDA	(100)	(253)		(257)
Other items
Disclosure of operating segments [Line Items]
Capital expenditure	113	79		117
Gross product sales
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units	3,036	2,900		3,117
Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Consolidated sales revenue	32,249	30,906		39,582
Underlying EBITDA	19,974	18,612		27,592
Capital expenditure	2,588	2,940		3,947
Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Consolidated sales revenue	12,285	14,109		12,695
Underlying EBITDA	2,282	3,672		4,382
Capital expenditure	1,331	1,377		1,300
Operating segments | Copper
Disclosure of operating segments [Line Items]
Consolidated sales revenue	6,678	6,699		7,827
Underlying EBITDA	1,904	2,565		4,027
Capital expenditure	1,976	1,622		1,328
Operating segments | Minerals
Disclosure of operating segments [Line Items]
Consolidated sales revenue	5,934	6,754		6,481
Underlying EBITDA	1,414	2,419		2,603
Capital expenditure	746	679		644
Operating segments | Reportable segments
Disclosure of operating segments [Line Items]
Consolidated sales revenue	57,146	58,468		66,585
Underlying EBITDA	25,574	27,268		38,604
Capital expenditure	6,641	6,618		7,219
Inter-segment transactions
Disclosure of operating segments [Line Items]
Consolidated sales revenue	(231)	(256)		(268)
Underlying EBITDA	$ 8	$ 24		$ 42

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.